Accounting for Stock-Based Compensation (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Jan. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense, net	$ (0.7)
Share based compensation		$ 4.4
Unrecognized compensation cost	21.1
Qualified employees purchase of stock at a price equal to percentage of closing price			85.00%
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation	$ 0.0	$ 0.1
Qualified employees purchase of stock at a price equal to percentage of closing price	85.00%